INCOME TAXES - Expiration Dates Relating to Unused Tax Credits (Details) - Canada Tax Authority - Canadian Tax Authority - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 6,196	$ 6,726
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	0	541
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	209	204
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	476	466
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	236	230
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	222	217
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	376	367
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	288	281
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	262	256
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	305	298
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	243	237
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	221	216
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	324	316
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	194	190
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	238	233
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	211	206
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	560	547
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	367	359
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	266	260
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	666	651
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	266	651
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 266	$ 0